Consolidated statement of cash flows (Parenthetical) - USD ($) $ in Millions			1 Months Ended		6 Months Ended
		Jan. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about business combination [line items]
Interest received					$ 54,197	$ 46,817
Interest paid					41,254	29,222
Dividends received					1,231	751
Increase (decrease) in operating assets	[1]				41,493	52,745
Net cash inflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures	[2]				9,891	1,243
Net cash outflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures	[2]				10,612	15
Cash and cash equivalents classified as part of disposal group held for sale					1,700	7,500
Banking business in Canada
Disclosure of detailed information about business combination [line items]
Increase (decrease) in operating assets					$ 255	$ (284)
Net cash inflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures			$ 9,300
Retail banking operations in France
Disclosure of detailed information about business combination [line items]
Net cash outflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures		$ 10,600
Silicon Valley Bank UK Limited
Disclosure of detailed information about business combination [line items]
Net cash inflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures				$ 1,200

[1]	Includes net settlement of the foreign exchange hedge of the proceeds from the sale of our banking business in Canada, with a $255m gain in 1H24 (1H23: $284m loss).
[2]	The ‘Net cash inflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures’ includes $9.3bn of net cash inflow on the sale of our banking business in Canada in March 2024. In 1H23, it included $1.2bn of net cash inflow on acquisition of Silicon Valley Bank UK Limited in March 2023. The
‘Net cash outflow on acquisition/disposal of subsidiaries, businesses, associates and joint ventures includes $10.6bn of net cash outflow on the sale of our retail banking operations in France in January 2024.